John Hancock
High Yield Fund
Quarterly portfolio holdings 8/31/2022

Fund’s investments
As of 8-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 93.7%				$1,126,513,162
(Cost $1,261,388,675)
Communication services 24.3%				291,442,937
Diversified telecommunication services 3.0%
Connect Finco SARL (A)	6.750	10-01-26	6,940,000	6,363,841
Consolidated Communications, Inc. (A)	6.500	10-01-28	3,000,000	2,414,100
Frontier Florida LLC	6.860	02-01-28	4,650,000	4,422,104
GCI LLC (A)	4.750	10-15-28	3,905,000	3,519,264
Iliad Holding SASU (A)	6.500	10-15-26	5,360,000	4,897,861
Level 3 Financing, Inc. (A)	4.625	09-15-27	3,965,000	3,502,760
Lumen Technologies, Inc. (A)	5.125	12-15-26	6,155,000	5,318,443
Zayo Group Holdings, Inc. (A)	4.000	03-01-27	2,900,000	2,472,250
Zayo Group Holdings, Inc. (A)	6.125	03-01-28	4,215,000	3,227,763
Entertainment 4.7%
AMC Entertainment Holdings, Inc. (A)	10.000	06-15-26	6,235,000	5,011,381
Cinemark USA, Inc. (A)	8.750	05-01-25	5,250,000	5,384,631
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29	6,045,000	4,787,882
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	9,250,000	8,417,500
Netflix, Inc. (A)	4.875	06-15-30	5,305,000	5,066,965
Netflix, Inc. (A)	5.375	11-15-29	4,950,000	4,875,750
Netflix, Inc.	5.875	11-15-28	2,500,000	2,528,025
Netflix, Inc.	6.375	05-15-29	4,900,000	5,072,977
Playtika Holding Corp. (A)	4.250	03-15-29	4,121,000	3,514,801
ROBLOX Corp. (A)	3.875	05-01-30	5,935,000	4,950,803
WMG Acquisition Corp. (A)	3.000	02-15-31	4,745,000	3,766,344
WMG Acquisition Corp. (A)	3.875	07-15-30	3,000,000	2,580,000
Interactive media and services 3.1%
ANGI Group LLC (A)	3.875	08-15-28	3,280,000	2,484,600
Arches Buyer, Inc. (A)	6.125	12-01-28	4,512,000	3,529,286
Cars.com, Inc. (A)	6.375	11-01-28	4,120,000	3,705,116
Match Group Holdings II LLC (A)	3.625	10-01-31	3,000,000	2,346,715
Match Group Holdings II LLC (A)	5.625	02-15-29	3,300,000	3,081,893
TripAdvisor, Inc. (A)	7.000	07-15-25	7,200,000	7,071,048
Twitter, Inc. (A)	3.875	12-15-27	5,752,000	5,352,544
ZipRecruiter, Inc. (A)	5.000	01-15-30	3,120,000	2,589,600
ZoomInfo Technologies LLC (A)	3.875	02-01-29	8,780,000	7,605,536
Media 9.9%
Altice Financing SA (A)	5.000	01-15-28	3,000,000	2,420,670
Altice Financing SA (A)	5.750	08-15-29	2,405,000	1,937,219
Altice France Holding SA (A)	6.000	02-15-28	2,890,000	1,959,695
Altice France Holding SA (A)	10.500	05-15-27	4,070,000	3,511,268
Altice France SA (A)	5.500	10-15-29	4,550,000	3,593,135
CCO Holdings LLC (A)	4.250	01-15-34	4,980,000	3,791,573
CCO Holdings LLC (A)	4.500	08-15-30	8,679,000	7,298,822
CCO Holdings LLC (A)	4.500	06-01-33	4,480,000	3,516,800
CCO Holdings LLC (A)	5.125	05-01-27	6,000,000	5,695,170
CCO Holdings LLC (A)	5.375	06-01-29	3,850,000	3,517,379
CSC Holdings LLC (A)	4.625	12-01-30	3,400,000	2,431,000
CSC Holdings LLC (A)	6.500	02-01-29	7,800,000	7,177,833
Gannett Holdings LLC (A)	6.000	11-01-26	3,970,000	3,096,600
iHeartCommunications, Inc.	8.375	05-01-27	8,287,000	7,299,024
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	4,860,000	4,587,062
National CineMedia LLC	5.750	08-15-26	3,500,000	1,735,552
2	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
National CineMedia LLC (A)	5.875	04-15-28	4,252,000	$2,971,724
News Corp. (A)	5.125	02-15-32	5,921,000	5,447,320
Radiate Holdco LLC (A)	4.500	09-15-26	8,300,000	7,154,600
Radiate Holdco LLC (A)	6.500	09-15-28	7,930,000	5,905,788
Sirius XM Radio, Inc. (A)	3.875	09-01-31	4,980,000	4,021,350
Sirius XM Radio, Inc. (A)	4.000	07-15-28	6,170,000	5,375,767
Sirius XM Radio, Inc. (A)	5.500	07-01-29	2,900,000	2,711,732
Stagwell Global LLC (A)	5.625	08-15-29	8,800,000	7,462,840
Townsquare Media, Inc. (A)	6.875	02-01-26	7,803,000	7,300,331
Virgin Media Finance PLC (A)	5.000	07-15-30	3,905,000	3,084,755
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	3,900,000	3,469,323
Wireless telecommunication services 3.6%
SoftBank Group Corp.	5.125	09-19-27	4,000,000	3,411,041
SoftBank Group Corp.	5.250	07-06-31	3,000,000	2,323,557
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27	7,842,000	6,881,355
Sprint Communications LLC	6.000	11-15-22	6,980,000	6,994,518
Sprint Corp.	7.125	06-15-24	9,175,000	9,472,821
Sprint Corp.	7.875	09-15-23	4,750,000	4,893,925
T-Mobile USA, Inc.	2.625	02-15-29	3,813,000	3,287,675
U.S. Cellular Corp.	6.700	12-15-33	6,000,000	5,841,930
Consumer discretionary 14.9%				179,368,609
Auto components 1.4%
American Axle & Manufacturing, Inc.	6.875	07-01-28	5,085,000	4,828,665
Dealer Tire LLC (A)	8.000	02-01-28	4,000,000	3,632,413
The Goodyear Tire & Rubber Company	5.000	07-15-29	3,350,000	3,003,108
The Goodyear Tire & Rubber Company	5.250	04-30-31	3,235,000	2,820,972
The Goodyear Tire & Rubber Company	9.500	05-31-25	2,000,000	2,089,960
Automobiles 1.8%
Ford Motor Company	3.250	02-12-32	1,187,000	927,154
Ford Motor Company	4.750	01-15-43	8,000,000	5,984,400
Ford Motor Credit Company LLC	4.000	11-13-30	1,900,000	1,587,222
Ford Motor Credit Company LLC	4.134	08-04-25	10,000,000	9,447,000
Thor Industries, Inc. (A)	4.000	10-15-29	5,000,000	4,054,238
Diversified consumer services 1.0%
Garda World Security Corp. (A)	4.625	02-15-27	4,395,000	3,862,766
Sotheby’s (A)	7.375	10-15-27	4,930,000	4,647,610
Stena International SA (A)	6.125	02-01-25	3,400,000	3,281,000
Hotels, restaurants and leisure 8.0%
Affinity Gaming (A)	6.875	12-15-27	5,870,000	5,097,419
Caesars Entertainment, Inc. (A)	4.625	10-15-29	4,160,000	3,346,075
Carnival Corp. (A)	6.000	05-01-29	3,911,000	2,965,125
Carnival Corp. (A)	7.625	03-01-26	4,080,000	3,473,508
Carnival Corp. (A)	10.500	06-01-30	4,000,000	3,660,000
CEC Entertainment LLC (A)	6.750	05-01-26	4,030,000	3,667,300
Choice Hotels International, Inc.	3.700	12-01-29	4,625,000	4,094,610
Full House Resorts, Inc. (A)	8.250	02-15-28	4,100,000	3,741,250
Hilton Grand Vacations Borrower Escrow LLC (A)	4.875	07-01-31	4,572,000	3,774,186
International Game Technology PLC (A)	5.250	01-15-29	1,385,000	1,294,961
International Game Technology PLC (A)	6.250	01-15-27	1,500,000	1,468,965
International Game Technology PLC (A)	6.500	02-15-25	3,660,000	3,632,550
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	1,600,000	1,420,000
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Life Time, Inc. (A)	5.750	01-15-26	4,990,000	$4,493,994
Marriott Ownership Resorts, Inc. (A)	4.500	06-15-29	1,047,000	882,720
MGM Resorts International	6.000	03-15-23	4,500,000	4,500,590
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	7,500,000	6,581,250
Mohegan Gaming & Entertainment (A)	8.000	02-01-26	3,540,000	3,114,315
NCL Corp., Ltd. (A)	5.875	03-15-26	3,260,000	2,636,183
New Red Finance, Inc. (A)	3.875	01-15-28	4,000,000	3,555,640
New Red Finance, Inc. (A)	4.000	10-15-30	2,300,000	1,866,600
New Red Finance, Inc. (A)	4.375	01-15-28	4,895,000	4,375,949
Premier Entertainment Sub LLC (A)	5.625	09-01-29	4,960,000	3,663,555
Raptor Acquisition Corp. (A)	4.875	11-01-26	3,115,000	2,808,135
Travel + Leisure Company (A)	4.625	03-01-30	4,557,000	3,646,145
Travel + Leisure Company	6.600	10-01-25	3,340,000	3,363,283
Travel + Leisure Company (A)	6.625	07-31-26	2,760,000	2,674,633
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	3,235,000	2,893,266
Yum! Brands, Inc.	5.375	04-01-32	4,175,000	3,843,067
Household durables 0.4%
KB Home	4.000	06-15-31	4,166,000	3,286,203
KB Home	7.250	07-15-30	1,301,000	1,249,773
Multiline retail 0.4%
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	2,665,000	2,306,558
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	480,000	410,400
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	440,000	365,379
Nordstrom, Inc.	4.250	08-01-31	2,900,000	2,124,250
Specialty retail 1.8%
Carvana Company (A)	5.625	10-01-25	4,180,000	3,125,580
Carvana Company (A)	5.875	10-01-28	3,050,000	1,830,000
Group 1 Automotive, Inc. (A)	4.000	08-15-28	3,825,000	3,268,004
Lithia Motors, Inc. (A)	3.875	06-01-29	5,230,000	4,414,172
Lithia Motors, Inc. (A)	4.375	01-15-31	7,075,000	6,226,000
The Michaels Companies, Inc. (A)	7.875	05-01-29	3,400,000	2,261,000
Textiles, apparel and luxury goods 0.1%
Kontoor Brands, Inc. (A)	4.125	11-15-29	2,110,000	1,799,508
Consumer staples 3.7%				44,873,202
Food and staples retailing 1.0%
Advantage Sales & Marketing, Inc. (A)	6.500	11-15-28	4,400,000	3,784,000
Albertsons Companies, Inc. (A)	4.875	02-15-30	4,000,000	3,503,000
Performance Food Group, Inc. (A)	4.250	08-01-29	1,690,000	1,447,113
U.S. Foods, Inc. (A)	4.750	02-15-29	3,250,000	2,896,449
Food products 2.3%
Coruripe Netherlands BV (A)	10.000	02-10-27	1,000,000	872,500
Darling Ingredients, Inc. (A)	5.250	04-15-27	4,400,000	4,315,564
Darling Ingredients, Inc. (A)	6.000	06-15-30	2,115,000	2,117,665
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	7,755,000	6,989,194
Pilgrim’s Pride Corp. (A)	4.250	04-15-31	6,070,000	5,224,783
Post Holdings, Inc. (A)	5.500	12-15-29	4,295,000	3,935,959
Post Holdings, Inc. (A)	5.625	01-15-28	3,400,000	3,230,000
Post Holdings, Inc. (A)	5.750	03-01-27	988,000	965,232
Household products 0.4%
Edgewell Personal Care Company (A)	4.125	04-01-29	2,670,000	2,294,812
Edgewell Personal Care Company (A)	5.500	06-01-28	3,570,000	3,296,931
4	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 11.8%				$142,141,822
Energy equipment and services 1.1%
CSI Compressco LP (A)	7.500	04-01-25	2,500,000	2,279,775
CSI Compressco LP (A)	7.500	04-01-25	2,246,000	2,048,150
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (A)	10.000	04-01-26	7,303,016	6,609,229
Tervita Corp. (A)	11.000	12-01-25	2,034,000	2,205,192
Oil, gas and consumable fuels 10.7%
Antero Midstream Partners LP (A)	5.375	06-15-29	2,500,000	2,292,275
Antero Resources Corp. (A)	7.625	02-01-29	1,783,000	1,813,641
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	4,850,000	4,365,000
Cheniere Energy Partners LP	3.250	01-31-32	6,459,000	5,170,430
Cheniere Energy Partners LP	4.000	03-01-31	3,835,000	3,360,419
Cheniere Energy Partners LP	4.500	10-01-29	5,235,000	4,820,519
CNX Resources Corp. (A)	6.000	01-15-29	2,800,000	2,632,550
Continental Resources, Inc. (A)	5.750	01-15-31	6,800,000	6,508,711
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (B)	7.375	12-15-22	4,960,000	4,935,200
Delek Logistics Partners LP (A)	7.125	06-01-28	3,110,000	2,905,673
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	3,770,000	3,540,672
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	5,235,000	4,950,028
Endeavor Energy Resources LP (A)	5.750	01-30-28	3,500,000	3,452,400
EQM Midstream Partners LP (A)	7.500	06-01-30	4,862,000	4,827,042
Hess Midstream Operations LP (A)	5.500	10-15-30	945,000	860,436
MEG Energy Corp. (A)	5.875	02-01-29	3,248,000	3,020,640
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	6,000,000	5,786,667
New Fortress Energy, Inc. (A)	6.500	09-30-26	7,555,000	7,157,229
Occidental Petroleum Corp.	4.400	04-15-46	2,900,000	2,515,750
Occidental Petroleum Corp.	5.500	12-01-25	2,950,000	3,029,281
Occidental Petroleum Corp.	6.375	09-01-28	7,305,000	7,629,530
Occidental Petroleum Corp.	6.625	09-01-30	7,005,000	7,483,442
Parkland Corp. (A)	4.500	10-01-29	5,320,000	4,501,413
Parkland Corp. (A)	5.875	07-15-27	5,400,000	5,216,373
Parsley Energy LLC (A)	4.125	02-15-28	4,530,000	4,231,668
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (B)	6.125	11-15-22	3,460,000	2,913,848
Range Resources Corp.	8.250	01-15-29	2,800,000	2,939,160
Southwestern Energy Company	4.750	02-01-32	1,585,000	1,412,809
Southwestern Energy Company	8.375	09-15-28	4,100,000	4,312,954
Sunoco LP	4.500	04-30-30	2,175,000	1,855,275
Talos Production, Inc.	12.000	01-15-26	4,220,000	4,470,795
Targa Resources Partners LP	6.875	01-15-29	4,000,000	4,087,646
Financials 6.3%				75,637,714
Banks 3.6%
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)	6.100	03-17-25	5,200,000	5,151,240
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	3,900,000	3,773,250
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(B)	7.000	08-16-28	2,370,000	2,250,742
BNP Paribas SA (7.750% to 8-16-29, then 5 Year CMT + 4.899%) (A)(B)	7.750	08-16-29	1,235,000	1,233,765
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (B)	5.650	10-06-25	4,000,000	4,005,507
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25	3,515,000	3,594,387
Freedom Mortgage Corp. (A)	6.625	01-15-27	3,520,000	2,653,006
Freedom Mortgage Corp. (A)	8.125	11-15-24	4,540,000	4,030,249
Freedom Mortgage Corp. (A)	8.250	04-15-25	2,457,000	2,125,611
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	2,700,000	2,579,310
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (B)	6.000	12-29-25	4,000,000	$3,759,172
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27	4,080,000	3,967,800
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	3,600,000	3,581,898
Capital markets 0.1%
Jane Street Group (A)	4.500	11-15-29	1,530,000	1,386,318
Consumer finance 1.0%
Avation Capital SA (8.250% Cash or 9.000% PIK) (A)	8.250	10-31-26	2,072,671	1,616,684
Enova International, Inc. (A)	8.500	09-15-25	4,425,000	4,127,906
goeasy, Ltd. (A)	5.375	12-01-24	3,000,000	2,837,700
World Acceptance Corp. (A)	7.000	11-01-26	4,980,000	3,462,700
Diversified financial services 0.2%
NESCO Holdings II, Inc. (A)	5.500	04-15-29	3,030,000	2,666,400
Insurance 0.5%
Athene Holding, Ltd.	6.150	04-03-30	4,700,000	4,741,573
Ryan Specialty Group LLC (A)	4.375	02-01-30	1,615,000	1,455,519
Mortgage real estate investment trusts 0.2%
Starwood Property Trust, Inc. (A)	5.500	11-01-23	2,300,000	2,289,150
Thrifts and mortgage finance 0.7%
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	3,025,000	2,690,483
NMI Holdings, Inc. (A)	7.375	06-01-25	5,600,000	5,657,344
Health care 4.2%				50,608,301
Health care equipment and supplies 0.1%
Varex Imaging Corp. (A)	7.875	10-15-27	689,000	664,885
Health care providers and services 3.4%
AdaptHealth LLC (A)	4.625	08-01-29	4,030,000	3,355,862
Centene Corp.	3.375	02-15-30	2,090,000	1,792,175
Centene Corp.	4.625	12-15-29	2,415,000	2,275,027
DaVita, Inc. (A)	3.750	02-15-31	3,645,000	2,681,900
DaVita, Inc. (A)	4.625	06-01-30	6,415,000	5,164,332
Encompass Health Corp.	4.750	02-01-30	2,395,000	2,048,268
HCA, Inc.	3.500	09-01-30	2,800,000	2,443,400
HCA, Inc.	5.375	02-01-25	9,000,000	9,085,500
HealthEquity, Inc. (A)	4.500	10-01-29	4,775,000	4,199,804
Select Medical Corp. (A)	6.250	08-15-26	5,890,000	5,634,727
U.S. Renal Care, Inc. (A)	10.625	07-15-27	5,900,000	2,789,257
Pharmaceuticals 0.7%
Bausch Health Companies, Inc. (A)	7.000	01-15-28	2,900,000	1,116,500
Organon & Company (A)	4.125	04-30-28	4,050,000	3,633,539
Organon & Company (A)	5.125	04-30-31	4,255,000	3,723,125
Industrials 11.8%				141,633,596
Aerospace and defense 0.7%
Bombardier, Inc. (A)	7.125	06-15-26	30,000	28,586
Bombardier, Inc. (A)	7.875	04-15-27	8,320,000	7,966,816
Howmet Aerospace, Inc.	5.950	02-01-37	325,000	315,153
Air freight and logistics 0.2%
Watco Companies LLC (A)	6.500	06-15-27	2,502,000	2,398,442
Airlines 1.5%
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	1,906,593	1,992,409
6	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines, Inc. (A)	11.750	07-15-25	5,200,000	$5,746,026
Delta Air Lines, Inc.	7.375	01-15-26	4,000,000	4,080,000
Spirit Loyalty Cayman, Ltd. (A)	8.000	09-20-25	2,849,999	2,894,658
U.S. Airways Group, Inc. (C)(D)	1.000	06-01-12	606,056	0
United Airlines, Inc. (A)	4.625	04-15-29	4,210,000	3,694,275
Virgin Australia Holdings Proprietary, Ltd. (A)(C)	8.125	11-15-24	4,625,000	213,906
Building products 0.8%
Builders FirstSource, Inc. (A)	4.250	02-01-32	5,530,000	4,414,240
Builders FirstSource, Inc. (A)	6.375	06-15-32	2,680,000	2,485,700
MIWD Holdco II LLC (A)	5.500	02-01-30	3,415,000	2,804,663
Commercial services and supplies 2.5%
Allied Universal Holdco LLC (A)	6.625	07-15-26	6,700,000	6,273,143
APX Group, Inc. (A)	5.750	07-15-29	3,990,000	3,254,413
APX Group, Inc. (A)	6.750	02-15-27	5,000,000	4,856,233
Cimpress PLC (A)	7.000	06-15-26	10,800,021	8,606,755
GFL Environmental, Inc. (A)	4.250	06-01-25	4,150,000	3,959,969
Harsco Corp. (A)	5.750	07-31-27	2,920,000	2,070,776
Williams Scotsman International, Inc. (A)	4.625	08-15-28	1,395,000	1,253,826
Construction and engineering 1.6%
AECOM	5.125	03-15-27	2,700,000	2,619,000
Arcosa, Inc. (A)	4.375	04-15-29	2,975,000	2,694,904
Dycom Industries, Inc. (A)	4.500	04-15-29	3,690,000	3,293,797
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	4,505,000	3,602,505
MasTec, Inc. (A)	4.500	08-15-28	2,385,000	2,188,833
Picasso Finance Sub, Inc. (A)	6.125	06-15-25	1,932,000	1,935,893
Tutor Perini Corp. (A)	6.875	05-01-25	3,500,000	2,861,250
Electrical equipment 0.2%
Vertiv Group Corp. (A)	4.125	11-15-28	3,272,000	2,830,280
Machinery 0.9%
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	6,179,000	5,985,906
TK Elevator Holdco GmbH (A)	7.625	07-15-28	1,426,000	1,276,270
TK Elevator U.S. Newco, Inc. (A)	5.250	07-15-27	3,260,000	2,966,600
Professional services 0.4%
TriNet Group, Inc. (A)	3.500	03-01-29	5,000,000	4,287,825
Road and rail 1.5%
The Hertz Corp. (A)	4.625	12-01-26	490,000	419,690
Uber Technologies, Inc. (A)	6.250	01-15-28	4,700,000	4,488,500
Uber Technologies, Inc. (A)	7.500	09-15-27	5,700,000	5,707,268
Uber Technologies, Inc. (A)	8.000	11-01-26	7,230,000	7,304,271
Trading companies and distributors 1.5%
Ashland LLC	6.875	05-15-43	2,710,000	2,777,750
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	5,165,000	4,325,635
Boise Cascade Company (A)	4.875	07-01-30	3,125,000	2,790,094
H&E Equipment Services, Inc. (A)	3.875	12-15-28	3,600,000	3,041,568
United Rentals North America, Inc.	3.875	02-15-31	2,665,000	2,304,292
WESCO Distribution, Inc. (A)	7.250	06-15-28	2,600,000	2,621,476
Information technology 5.7%				68,151,463
Communications equipment 0.2%
CommScope, Inc. (A)	8.250	03-01-27	2,020,000	1,731,170
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	7

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services 1.9%
Block, Inc.	3.500	06-01-31	6,035,000	$4,965,176
Gartner, Inc. (A)	3.750	10-01-30	5,800,000	4,973,500
Sabre GLBL, Inc. (A)	7.375	09-01-25	3,430,000	3,249,582
Sabre GLBL, Inc. (A)	9.250	04-15-25	5,500,000	5,419,095
Virtusa Corp. (A)	7.125	12-15-28	5,700,000	4,503,000
Semiconductors and semiconductor equipment 0.7%
Entegris Escrow Corp. (A)	4.750	04-15-29	5,401,000	4,966,976
Qorvo, Inc. (A)	3.375	04-01-31	3,600,000	2,882,160
Software 1.6%
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26	2,345,000	2,135,149
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	6,286,000	5,621,990
NCR Corp. (A)	5.125	04-15-29	1,560,000	1,456,681
NCR Corp. (A)	5.250	10-01-30	3,145,000	2,904,319
Ziff Davis, Inc. (A)	4.625	10-15-30	8,912,000	7,597,480
Technology hardware, storage and peripherals 1.3%
CDW LLC	3.250	02-15-29	3,000,000	2,603,130
Seagate HDD Cayman	5.750	12-01-34	6,760,000	5,999,500
Xerox Corp.	6.750	12-15-39	2,608,000	2,200,500
Xerox Holdings Corp. (A)	5.500	08-15-28	5,650,000	4,942,055
Materials 4.4%				53,234,873
Chemicals 0.6%
SCIL IV LLC (A)	5.375	11-01-26	1,763,000	1,463,290
The Scotts Miracle-Gro Company	4.000	04-01-31	2,035,000	1,528,529
Trinseo Materials Operating SCA (A)	5.125	04-01-29	6,700,000	4,754,990
Containers and packaging 1.5%
ARD Finance SA (6.500% Cash or 7.250% PIK) (A)	6.500	06-30-27	2,591,523	2,009,882
Ardagh Packaging Finance PLC (A)	5.250	08-15-27	3,010,000	2,175,823
Clydesdale Acquisition Holdings, Inc. (A)	6.625	04-15-29	630,000	604,746
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	2,630,000	2,286,864
Sealed Air Corp. (A)	4.000	12-01-27	3,150,000	2,866,500
Sealed Air Corp. (A)	6.875	07-15-33	4,400,000	4,490,948
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,425,000	3,284,986
Metals and mining 2.3%
Alcoa Nederland Holding BV (A)	4.125	03-31-29	5,000,000	4,409,050
Arconic Corp. (A)	6.000	05-15-25	5,540,000	5,436,125
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	7,000,000	6,676,250
FMG Resources August 2006 Proprietary, Ltd. (A)	4.375	04-01-31	4,000,000	3,262,720
FMG Resources August 2006 Proprietary, Ltd. (A)	4.500	09-15-27	2,000,000	1,827,090
Freeport-McMoRan, Inc.	4.250	03-01-30	2,960,000	2,680,703
Novelis Corp. (A)	4.750	01-30-30	3,455,000	3,005,850
QVC, Inc.	4.375	09-01-28	620,000	470,527
Real estate 4.4%				53,210,843
Equity real estate investment trusts 3.4%
Diversified Healthcare Trust	9.750	06-15-25	3,770,000	3,706,099
GLP Capital LP	5.375	04-15-26	3,875,000	3,807,894
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	4,140,000	3,436,642
Iron Mountain, Inc. (A)	4.875	09-15-29	6,675,000	5,788,727
RLJ Lodging Trust LP (A)	3.750	07-01-26	7,691,000	6,899,904
RLJ Lodging Trust LP (A)	4.000	09-15-29	3,325,000	2,807,269
Uniti Group LP (A)	6.500	02-15-29	1,975,000	1,504,713
8	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
VICI Properties LP (A)	4.250	12-01-26	3,935,000	$3,685,796
VICI Properties LP (A)	4.625	12-01-29	5,910,000	5,459,363
VICI Properties LP (A)	5.750	02-01-27	4,000,000	3,938,120
Real estate management and development 1.0%
Realogy Group LLC (A)	5.250	04-15-30	6,187,000	4,652,377
Realogy Group LLC (A)	5.750	01-15-29	3,390,000	2,655,963
WeWork Companies, Inc. (A)	7.875	05-01-25	6,525,000	4,867,976
Utilities 2.2%				26,209,802
Electric utilities 1.4%
NRG Energy, Inc. (A)	3.625	02-15-31	9,860,000	7,831,798
NRG Energy, Inc.	6.625	01-15-27	2,025,000	2,008,952
Vistra Operations Company LLC (A)	5.625	02-15-27	6,430,000	6,188,875
Gas utilities 0.6%
AmeriGas Partners LP	5.500	05-20-25	2,900,000	2,751,665
AmeriGas Partners LP	5.750	05-20-27	5,150,000	4,853,824
Independent power and renewable electricity producers 0.2%

Clearway Energy Operating LLC (A)	4.750	03-15-28	2,750,000	2,574,688

Term loans (E) 3.7%				$45,199,896
(Cost $49,970,948)
Communication services 0.8%				10,116,814
Interactive media and services 0.2%
Dotdash Meredith, Inc., Term Loan B (1 month SOFR + 4.000%)	6.407	12-01-28	2,581,493	2,394,334
Media 0.6%
AP Core Holdings II LLC, High-Yield Term Loan B2 (F)	TBD	09-01-27	6,000,000	5,674,980
LCPR Loan Financing LLC, 2021 Term Loan B (1 month LIBOR + 3.750%)	6.141	10-16-28	2,100,000	2,047,500
Consumer discretionary 0.3%				3,607,405
Hotels, restaurants and leisure 0.2%
Carnival Corp., USD Term Loan B (6 month LIBOR + 3.000%)	5.877	06-30-25	1,727,960	1,642,650
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (C)(D)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (C)(D)	0.000	06-06-21	1,618,638	0
Great Canadian Gaming Corp., 2021 Term Loan (3 month LIBOR + 4.000%)	6.096	11-01-26	380,000	371,830
Leisure products 0.1%
J&J Ventures Gaming LLC, Term Loan (3 month LIBOR + 4.000%)	6.250	04-26-28	1,672,363	1,592,925
Energy 0.2%				2,421,911
Oil, gas and consumable fuels 0.2%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan (3 month LIBOR + 9.000%)	11.455	11-01-25	2,297,000	2,421,911
Health care 1.8%				21,869,719
Health care equipment and supplies 0.4%
Bausch & Lomb, Inc., Term Loan (1 month SOFR + 3.250%)	5.553	05-10-27	4,790,000	4,490,625
Health care providers and services 0.6%
Cano Health LLC, 2022 Term Loan (1 month SOFR + 4.000%)	6.555	11-23-27	2,788,500	2,621,190
Mamba Purchaser, Inc., 2021 Term Loan (1 month LIBOR + 3.500%)	5.868	10-16-28	1,396,500	1,361,588
Select Medical Corp., 2017 Term Loan B (1 month LIBOR + 2.500%)	5.030	03-06-25	3,000,000	2,929,680
Pharmaceuticals 0.8%
Bausch Health Companies, Inc., 2022 Term Loan B (1 month SOFR + 5.250%)	7.662	02-01-27	11,200,000	8,904,000
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%)	4.625	06-02-28	1,582,417	1,562,636
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	9

	Rate (%)	Maturity date	Par value^	Value
Industrials 0.2%				$2,330,041
Building products 0.2%
Chariot Buyer LLC, Term Loan B (1 month LIBOR + 3.500%)	6.024	11-03-28	2,452,675	2,330,041
Information technology 0.4%				4,854,006
IT services 0.0%
Virtusa Corp., First Lien Term Loan B (1 month LIBOR + 3.750%)	6.274	02-11-28	4,980	4,849
Software 0.4%
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	5.780	02-01-29	2,233,000	2,023,969

Vericast Corp., 2021 Term Loan (3 month LIBOR + 7.750%)	10.000	06-16-26	3,759,949	2,825,188
Collateralized mortgage obligations 0.1%				$1,469,814
(Cost $0)
Commercial and residential 0.1%				1,469,814
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	38,870,401	403,521
Series 2007-4, Class ES IO	0.350	07-19-47	40,938,445	536,552
Series 2007-6, Class ES IO (A)	0.343	08-19-37	41,980,952	529,741

	Shares	Value
Common stocks 0.0%		$5,392
(Cost $6,755,804)
Communication services 0.0%		0
Media 0.0%
Granite Broadcasting Corp. (D)(G)	11,688	0
Vertis Holdings, Inc. (D)(G)	560,094	0
Energy 0.0%		0
Energy equipment and services 0.0%
TPT Acquisition, Inc. (D)(G)	2,560	0
Industrials 0.0%		5,392
Professional services 0.0%

Clarivate PLC (G)	462	5,392

Preferred securities 0.8%		$9,387,378
(Cost $14,937,281)
Communication services 0.2%		2,144,844
Media 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	1,800	2,144,844
Industrials 0.4%		4,378,050
Construction and engineering 0.1%
Glasstech, Inc., Series A (D)(G)(H)	143	128,700
Glasstech, Inc., Series B (D)(G)(H)	4,475	1,278,150
Professional services 0.3%
Clarivate PLC, 5.250%	60,000	2,971,200
Information technology 0.1%		1,389,628
IT services 0.1%
Sabre Corp., 6.500%	19,030	1,389,628
Utilities 0.1%		1,474,856
Independent power and renewable electricity producers 0.1%
The AES Corp., 6.875%	15,200	1,474,856
10	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value

Warrants 0.0%		$2,074
(Cost $0)
Avation Capital SA (Expiration Date: 10-31-26; Strike Price: GBP 114.50) (G)	35,700	2,074

	Par value^	Value
Escrow certificates 0.0%		$3,682
(Cost $0)
Green Field Energy Services, Inc. (A)(D)(G)	250,000	0
Green Field Energy Services, Inc. (A)(D)(G)	6,000	0
LSC Communications, Inc. (A)(G)	5,845,000	3,682

	Yield (%)	Shares	Value
Short-term investments 1.1%			$13,069,104
(Cost $13,069,104)
Short-term funds 1.1%			13,069,104
John Hancock Collateral Trust (I)	2.3160(J)	1,307,774	13,069,104

Total investments (Cost $1,346,121,812) 99.4%	$1,195,650,502
Other assets and liabilities, net 0.6%	6,780,962
Total net assets 100.0%	$1,202,431,464

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
GBP	Pound Sterling

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $838,188,950 or 69.7% of the fund’s net assets as of 8-31-22.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Non-income producing security.
(H)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 8-31-22.
The fund had the following country composition as a percentage of net assets on 8-31-22:
United States	84.5%
Canada	5.3%
Luxembourg	2.3%
United Kingdom	1.5%
France	1.3%
Ireland	1.3%
Japan	1.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	11

Other countries	2.8%
TOTAL	100.0%
12	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Corporate bonds	$1,126,513,162	—	$1,126,513,162	—
Term loans	45,199,896	—	45,199,896	—
Collateralized mortgage obligations	1,469,814	—	1,469,814	—
Common stocks	5,392	$5,392	—	—
Preferred securities	9,387,378	4,360,828	3,619,700	$1,406,850
Warrants	2,074	2,074	—	—
Escrow certificates	3,682	—	3,682	—
Short-term investments	13,069,104	13,069,104	—	—
Total investments in securities	$1,195,650,502	$17,437,398	$1,176,806,254	$1,406,850
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds.Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,307,774	—	$97,372,834	$(84,304,940)	$1,210	—	$94,392	—	$13,069,104
|	13

Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at August 31, 2022:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%[1]	$128,700
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.1%	1,278,150
								$1,406,850

[1]	Less than 0.05%.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
14	|